FINANCIAL INSTRUMENTS (Schedule of Other Price Risks) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Profit or loss	₪ 13,791	₪ 14,351